COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Guarantees
The carrying value of these guarantees has been recorded in Other long-term liabilities on the Consolidated balance sheet. Information regarding the Company’s guarantees were as follows:

at December 31		2023		2022
	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Sur de Texas	Renewable to 2053	97	—	100	—
Bruce Power	Renewable to 2065	88	—	88	—
Other jointly-owned entities	to 2043	80	3	81	3
		265	3	269	3
1TC Energy's share of the potential estimated current or contingent exposure.